Equity (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013 Y
Equity 1	877,500,000
Equity 2	$ 0.001
Equity 3	10,000
Equity 4	0.001
Equity 5	72,366,667
Equity 6	13.5
Equity 7	65,000,000
Equity 8	$ 0.001
Equity 9	877,500,000
Equity 10	0.001
Equity 11	4,766,698
Equity 12	64,350,423
Equity 13	13.5
Equity 14	38,700,423
Equity 15	2,866,689
Equity 16	$ 0.005
Equity 17	14,334
Equity 18	1,933
Equity 19	1,933
Equity 20	25,650,000
Equity 21	1,900,000
Equity 22	$ 0.02
Equity 23	31
Equity 24	38,000
Equity 25	3
Equity 26	1,933
Equity 27	64,350,423
Equity 28	38,700,423
Equity 29	2,866,698
Equity 30	42,750,000
Equity 31	1,777,778
Equity 32	$ 0.45
Equity 33	800,000
Equity 34	1,111,111
Equity 35	$ 0.45
Equity 36	500,000
Equity 37	1,933
Equity 38	1,933
Equity 39	77,778
Equity 40	$ 0.45
Equity 41	35,000
Equity 42	$ 0.65
Equity 43	1,000,000
Equity 44	$ 0.45
Equity 45	450,000
Equity 46	$ 0.65
Equity 47	2,888,888
Equity 48	2,888,888
Equity 49	$ 0.65
Equity 50	1,861,803
Equity 51	2,888,888
Equity 52	1.40%
Equity 53	5
Equity 54	429.10%
Equity 55	5
Equity 56	5
Equity 57	0.65
Equity 58	1.5
Equity 59	1,837,000
Equity 60	$ 0.70
Equity 61	190,500
Equity 62	1,837,000
Equity 63	2
Equity 64	0.33%
Equity 65	300.00%
Equity 66	0.70
Equity 67	1.8
Equity 68	190,500
Equity 69	0.77
Equity 70	250,000
Equity 71	250,000
Equity 72	$ 0.70
Equity 73	11,000,000
Equity 74	11,000,000
Equity 75	3,000,000
Equity 76	5,753
Equity 77	10,511
Equity 78	0.77
Equity 79	$ 0.77